Consolidated Statements of Cash Flows (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provision for (reversal of) allowance for expected credit losses	¥ 14,337	¥ (23,536)	¥ 186,520
Related Party
Provision for (reversal of) allowance for expected credit losses	¥ 150	¥ (4,122)	¥ 1,000